Leases (Details) - Schedule of Maturity Analysis of the Annual Undiscounted Cash Flows for Lease Liabilities - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Maturity Analysis of the Annual Undiscounted Cash Flows for Lease Liabilities [Abstract]
Year one	$ 89,451	$ 379,510
Year two		89,451
Year three
Year four
After Year five
Total undiscounted lease payments	89,451	468,961
Less: imputed interest	(1,312)	(14,013)
Lease liabilities recognized in the Consolidated Balance Sheet	$ 88,139	$ 454,948